EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2018	2017
Net income (loss) attributable to the Company	(36,501)	7,641

	2018	2017
Weighted average number of shares (000s)	169,809	169,809

Share options issued by the Company did not have an impact on the calculation of earnings per share as they were non-dilutive.